Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Plan Investment Fund, Inc.
(the “Fund”)
Supplement dated October 2, 2023 to the
Prospectus and Statement of Additional Information dated April 30, 2023 of the Government
Portfolio and the Money Market Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”)
Effective immediately, in accordance with amendments to Rule 2a‑7 under the Investment Company Act of 1940, the Money Market Portfolio will no longer temporarily suspend redemptions or impose liquidity fees based on the level of the Portfolio’s weekly liquid assets. Accordingly, the Prospectus and Statement of Additional Information are amended as described below.
On pages 8‑9 of the Prospectus, the first paragraph of the section titled “Government Portfolio—Principal Investment Risks” and the “Fees & Gates Risk” disclosure are restated as follows:
Risk is inherent in all investing. The value of your investment in the Money Market Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates, they may be worth more or less than what you originally paid for them. The Money Market Portfolio may impose a liquidity fee upon the sale of your Participation Certificates. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Portfolio. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
Liquidity Fee Risk. The Money Market Portfolio is able to impose liquidity fees on redemptions, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.

Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Plan Investment Fund, Inc.
(the “Fund”)
Supplement dated October 2, 2023 to the
Prospectus and Statement of Additional Information dated April 30, 2023 of the Government
Portfolio and the Money Market Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”)
Effective immediately, in accordance with amendments to Rule 2a‑7 under the Investment Company Act of 1940, the Money Market Portfolio will no longer temporarily suspend redemptions or impose liquidity fees based on the level of the Portfolio’s weekly liquid assets. Accordingly, the Prospectus and Statement of Additional Information are amended as described below.
On pages 8‑9 of the Prospectus, the first paragraph of the section titled “Government Portfolio—Principal Investment Risks” and the “Fees & Gates Risk” disclosure are restated as follows:
Risk is inherent in all investing. The value of your investment in the Money Market Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates, they may be worth more or less than what you originally paid for them. The Money Market Portfolio may impose a liquidity fee upon the sale of your Participation Certificates. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Portfolio. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
Liquidity Fee Risk. The Money Market Portfolio is able to impose liquidity fees on redemptions, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.

Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Plan Investment Fund, Inc.
(the “Fund”)
Supplement dated October 2, 2023 to the
Prospectus and Statement of Additional Information dated April 30, 2023 of the Government
Portfolio and the Money Market Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”)
Effective immediately, in accordance with amendments to Rule 2a‑7 under the Investment Company Act of 1940, the Money Market Portfolio will no longer temporarily suspend redemptions or impose liquidity fees based on the level of the Portfolio’s weekly liquid assets. Accordingly, the Prospectus and Statement of Additional Information are amended as described below.
On pages 8‑9 of the Prospectus, the first paragraph of the section titled “Government Portfolio—Principal Investment Risks” and the “Fees & Gates Risk” disclosure are restated as follows:
Risk is inherent in all investing. The value of your investment in the Money Market Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates, they may be worth more or less than what you originally paid for them. The Money Market Portfolio may impose a liquidity fee upon the sale of your Participation Certificates. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Portfolio. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
Liquidity Fee Risk. The Money Market Portfolio is able to impose liquidity fees on redemptions, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.